    As filed with the Securities and Exchange Commission on June 27, 2000

                                                              File No. 333-44751
                                                              File No. 811-08581

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]
        Pre-Effective Amendment No.__                          [ ]

        Post-Effective Amendment No. 5                         [X]

                         REGISTRATION STATEMENT UNDER
                  THE INVESTMENT COMPANY ACT OF 1940           [ ]

                           Amendment No. 16                    [X]

                      THE SAGE VARIABLE ANNUITY ACCOUNT A
                          (Exact Name of Registrant)

                     SAGE LIFE ASSURANCE OF AMERICA, INC.
                              (Name of Depositor)

                              300 Atlantic Street
                              Stamford, CT  06901
             (Address of Depositor's Principal Executive Offices)

                 Depositor's Telephone Number:  (203) 602-6500

                               James F. Bronsdon
                     Sage Life Assurance of America, Inc.
                              300 Atlantic Street
                              Stamford, CT  06901

              (Name and Address of Agent for Service of Process)

                                   Copy to:
                                Stephen E. Roth
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415


It is proposed that this filing become effective:

     __  immediately upon filing pursuant to paragraph (b) of Rule 485;
     __  on ___________ pursuant to paragraph (b) of Rule 485;
     X   60 days after filing pursuant to paragraph (a)(1) of Rule 485;
     __  on ___________ pursuant to paragraph (a)(1) of Rule 485;
     __  75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
     __  on ___ pursuant to paragraph (a)(2) of Rule 485.


Title of Securities: Interests in a separate account under flexible payment deferred combination fixed and variable annuity contracts.

                       Profile and Prospectus Supplement
                           Dated September __, 2000


                   Supplement to the Profile and Prospectus
                             dated May 1, 2000 for
                Flexible Payment Deferred Combination Fixed and
                          Variable Annuity Contracts

                                   Issued by

                    The Sage Variable Annuity Account A and
                     Sage Life Assurance of America, Inc.

================================================================================

       You should keep this supplement with your Profile and Prospectus.

     Since May 1, 2000, we have made two important enhancements to your Contracts. We now offer two optional benefits --- a guaranteed minimum income benefit and an enhanced death benefit. We describe these enhancements below.

     We drafted the descriptions of the benefits as replacements or supplements to certain information contained in the Profile and Prospectus, and provided references to where these descriptions should be inserted.

                                    *  *  *

                              Profile Supplement

     Under "What Are The Contracts?" on page P-1, please add the following after "Access to Amounts Invested."

     Optional Riders. Subject to state availability and for an additional charge, you may elect either or both optional riders offering a guaranteed minimum income benefit and an enhanced death benefit. These riders can provide additional benefits that we discuss under "What Are My Income Payment Options" and "Does the Contract Have A Death Benefit."

     Under "What Are My Income Payment Options?" on page P-2, please add the following after the last paragraph.

     Optional Guaranteed Minimum Income Benefit. Subject to availability in your state, at issue, if you are 80 or younger, you may ensure that guaranteed minimum lifetime income payments are available on your Income Date by electing the Guaranteed

     Minimum Income Benefit. You must satisfy the conditions set forth in the rider to receive the benefit, and there are charges associated with the benefit. Once you elect the Guaranteed Minimum Income Benefit, you cannot cancel it.

          Under "What Are The Expenses Under A Contract?" on page P-4, please add the following after "Purchase Payment Tax Charge."

          If you choose to purchase one or both of the optional benefit riders we offer, we will deduct a separate charge on the Contract Date and monthly thereafter. We deduct the rider charges proportionately from the Variable and Fixed Sub-Accounts in which you are invested. On an annual basis, the charge for the Guaranteed Minimum Income Benefit is 0.25% of Account Value. On an annual basis, the charge for the Enhanced Death Benefit is 0.30% of Account Value.

          Please add the following chart after the chart on page P-5. This chart is designed to help you understand what your expenses under the Contract would be if you elected both the Guaranteed Minimum Income Benefit and the Enhanced Death Benefit. The only change from the expenses shown in the prior chart is that the column "Total Annual Insurance Charges" includes the charges for the Guaranteed Minimum Income Benefit and the Enhanced Death Benefit.

                                                                                    With Maximum Rider Charges
                                                                  --------------------------------------------------------------
                                                                                                  Examples of      Examples of
                                                                   Total      Total                  Total            Total
                                                                   Annual     Annual    Total     Expenses End     Expenses as
                                                                  Insurance    Fund     Annual     Paid at the   Paid at the End
                     Fund                                          Charges    Charges   Charges     of 1 Year      Of 10 Years
                     ----                                          -------    -------   -------     ---------      -----------
AIM Variable Insurance Funds:
   AIM V.I. Government Securities Fund                               1.95%     0.90%     2.85%         $29             $367
   AIM V.I. Growth and Income Fund                                   1.95      0.77      2.72           28              351
   AIM V.I. International Equity Fund                                1.95      0.97      2.92           30              376
   AIM V.I. Value Fund                                               1.95      0.76      2.71           28              349
The Alger American Fund:
   Alger American MidCap Growth Portfolio                            1.95      0.85      2.80           29              361
   Alger American Income and Growth Portfolio                        1.95      0.70      2.65           27              342
   Alger American Small Capitalization Portfolio                     1.95      0.90      2.85           29              367
Liberty Variable Investment Trust:
   Colonial High Yield Securities Fund, Variable Series              1.95      0.80      2.75           28              354
   Colonial Small Cap Value Fund, Variable Series                    1.95      1.00      2.95           30              380
   Colonial Strategic Income Fund, Variable Series                   1.95      0.75      2.70           28              348
Colonial U.S. Growth and Income Fund, Variable Series                1.95      0.88      2.83           29              365

   Liberty All-Star Equity Fund, Variable Series                     1.95      0.95      2.90           30              374
   Newport Tiger Fund, Variable Series                               1.95      1.21      3.16           32              407
   Stein Roe Global Utilities Fund, Variable Series                  1.95      0.77      2.72           28              351
SteinRoe Variable Investment Trust:
   Stein Roe Growth Stock Fund, Variable Series                      1.95      0.67      2.62           27              338
   Stein Roe Balanced Fund, Variable Series                          1.95      0.62      2.57           26              331
MFS(R) Variable Insurance Trust(SM):
   MFS Growth With Income Series                                     1.95      0.88      2.83           29              365
   MFS High Income Series                                            1.95      0.91      2.86           29              369
   MFS Research Series                                               1.95      0.86      2.81           29              362
   MFS Total Return Series                                           1.95      0.90      2.85           29              367
MFS Capital Opportunities Series                                     1.95      0.91      2.86           29              369

                                                                                    With Maximum Rider Charges
                                                                  --------------------------------------------------------------
                                                                                                  Examples of      Examples of
                                                                   Total      Total                  Total            Total
                                                                   Annual     Annual    Total     Expenses End     Expenses as
                                                                  Insurance    Fund     Annual     Paid at the   Paid at the End
                     Fund                                          Charges    Charges   Charges     of 1 Year      Of 10 Years
                     ----                                          -------    -------   -------     ---------      -----------
The Universal Institutional Funds, Inc.:
The Global Equity Portfolio                                          1.95      1.15      3.10           32              400
   The Mid Cap Value Portfolio                                       1.95      1.05      3.00           31              387
   The Value Portfolio                                               1.95      0.85      2.80           29              361
Oppenheimer Variable Account Funds:
   Oppenheimer Bond Fund/VA                                          1.95      0.73      2.68           27              345
   Oppenheimer Capital Appreciation Fund/VA                          1.95      0.70      2.65           27              342
   Oppenheimer Small Cap Growth Fund/VA                              1.95      1.34      3.29           34              424
Sage Life Investment Trust:
   EAFE(R) Equity Index Fund                                         1.95      0.90      2.85           29              367
   S&P 500 Equity Index Fund                                         1.95      0.55      2.50           26              322
   Money Market Fund                                                 1.95      0.65      2.60           27              335
T. Rowe Price Equity Series, Inc.:
   T. Rowe Price Equity Income Portfolio                             1.95      0.85      2.80           29              361
   T. Rowe Price Mid-Cap Growth Portfolio                            1.95      0.85      2.80           29              361
   T. Rowe Price Personal Strategy Balanced Portfolio                1.95      0.90      2.85           29              367

     Under "How Is Contract Performance Presented" on page P-6, please replace the first paragraph with the following.

     The value of your Contract depends upon the Funds you choose. The following chart shows average annual total return for each Fund for the period from when assets were first put into the Variable Sub-Account on ________________, 1999 through December 31, 1999. These numbers reflect the deduction of the asset-based charges and the annual administration charge. If you surrender your Contract or withdraw some of your money, we may assess surrender charges that would reduce your performance. Please remember that past performance is not a guarantee of future results.

          [Chart to be added in 485(b) filing].

     The following chart also shows average annual total return for each Fund for the period from when assets were first put into the Variable Sub-Account on ______________ through December 31, 1999, but reflects the charges for the optional benefits. The numbers in the chart reflect the deduction of the asset-based charges, the annual administration charge, and the maximum optional benefit charges. If you surrender your Contract or withdraw some of your money, we may assess surrender charges that would reduce your performance. Please remember that past performance is not a guarantee of future results.

          [Chart to be added in 485(b) filing].

     Under "Does the Contract Have A Death Benefit?" on page P-6, please add the following after the last paragraph.

     Optional Enhanced Death Benefit. Subject to availability in your state, at issue, if you are 79 or younger, you may supplement the basic death benefit by electing the Enhanced Death Benefit. You must satisfy the conditions set forth in the rider to receive the benefit, and there are charges associated with the benefit. Once you elect the Enhanced Death Benefit, you may not cancel it.

                             Prospectus Supplement

     The date of the Statement of Additional Information listed on the Prospectus cover page is September __, 2000.

     Under "Fee Table" on page 3, please add the following. After "Variable Account Annual Expenses" add:

     Optional Rider Annual Expenses

     Maximum Guaranteed Minimum Income Benefit Charge...................  0.25%
      (deducted monthly as a percentage of Account Value)
     Maximum Enhanced Death Benefit Charge..............................  0.30%
      (deducted monthly as a percentage of Account Value)

     At the end of the paragraph before the Examples on page 6, please add the following.

          To the extent the examples reflect the charges for the optional Guaranteed Minimum Income Benefit ("GMIB") and the optional Enhanced Death Benefit ("EDB"), the examples assume the maximum charges apply.

          Please add the following examples to the end of the Examples.


                                                                            If you do not surrender your
                                                                                Contract  at the end
                                           Fund                                 of each time period
                                           ----                       ----------------------------------------
                                                                      1 Year    3 Years    5 Years    10 Years
                                                                      ------    -------    -------    --------
       AIM Variable Insurance Funds:
          AIM V.I. Government Securities Fund.......................   $29        $ 92       $161       $367
          AIM V.I. Growth and Income Fund...........................    28          88        154        351
          AIM V.I. International Equity Fund........................    30          94        165        376
          AIM V.I. Value Fund.......................................    28          88        153        349
       The Alger American Fund:
          Alger American MidCap Growth Portfolio....................    29          90        159        361
          Alger American Income and Growth Portfolio................    27          86        150        342
          Alger American Small Capitalization Portfolio.............    29          92        161        367
       Liberty Variable Investment Trust:
          Colonial High Yield Securities Fund, Variable Series......    28          89        156        354
          Colonial Small Cap Value Fund, Variable Series............    30          95        167        380
          Colonial Strategic Income Fund, Variable Series...........    28          87        153        348
          Colonial U.S. Growth and Income Fund, Variable Series.....    29          91        160        365
          Liberty All-Star Equity Fund, Variable Series.............    30          94        164        374
          Newport Tiger Fund, Variable Series.......................    32         102        179        407
          Stein Roe Global Utilities Fund, Variable Series..........    28          88        154        351

                                                                            If you do not surrender your
                                                                                Contract  at the end
                                           Fund                                 of each time period
                                           ----                       ----------------------------------------
                                                                      1 Year    3 Years    5 Years    10 Years
                                                                      ------    -------    -------    --------
       SteinRoe Variable Investment Trust:
          Stein Roe Growth Stock Fund, Variable Series..............    27          85        148        338
          Stein Roe Balanced Fund, Variable Series..................    26          83        146        331
       MFS(R) Variable Insurance Trust(SM)
          MFS Growth With Income Series.............................    29          91        160        365
          MFS High Income Series....................................    29          92        162        369
          MFS Research Series.......................................    29          91        159        362
          MFS Total Return Series...................................    29          92        161        367
       MFS Capital Opportunities Series.............................    29          92        162        369
       The Universal Institutional Funds, Inc.:
          The Global Equity Portfolio...............................    32         100        176        400
          The Mid Cap Value Portfolio...............................    31          97        170        387
          The Value Portfolio.......................................    29          90        159        361
       Oppenheimer Variable Account Funds:
          Oppenheimer Bond Fund/VA..................................    27          87        152        345
          Oppenheimer Capital Appreciation Fund/VA..................    27          86        150        342
          Oppenheimer Small Cap Growth Fund/VA......................    34         106        186        424
       Sage Life Investment Trust:
          EAFE(R) Equity Index Fund.................................    29          92        161        367
          S&P 500 Equity Index Fund.................................    26          81        142        322
          Money Market Fund.........................................    27          84        147        335
       T. Rowe Price Equity Series, Inc.:
          T. Rowe Price Equity Income Portfolio.....................    29          90        159        361
          T. Rowe Price Mid-Cap Growth Portfolio....................    29          90        159        361
          T. Rowe Price Personal Strategy Balanced Portfolio........    29          92        161        367

     Under "What Are The Contracts?" on page 6, please add the following after the fourth paragraph.

     We also offer you two optional benefits for an additional charge -- the GMIB and EDB. These riders can provide additional benefits that we discuss in "What Are My Income Payment Options" and "Does the Contract Have A Death Benefit."

     Under "What Are My Income Payment Options?" on page 7 please add the following after the subsection entitled "Variable Income Payments."

          Optional Guaranteed Minimum Income Benefit Rider - The GMIB is an optional rider that ensures, if you satisfy the rider's conditions, the availability of guaranteed minimum lifetime income payments on the Income Date. Regardless of investment experience, this rider guarantees that you will never receive income payments that are less than the GMIB. For a particular Income Plan and frequency of payment, we determine the GMIB by multiplying (a) by (b) where:

          a)   is the Highest Anniversary Value determined on the Income Date;
               and

          b) is the applicable Monthly Income Payment rate per $1,000 shown in the Income Tables in your Contract Schedule.

          We then compare the GMIB to what we would pay you if you had not elected the GMIB rider. We determine this amount by applying your current Account Value to our then current monthly income rate per $1,000 (the current monthly income rates may be more favorable than the guaranteed rates shown in the Contract to calculate the GMIB). We will pay you the amount that results in higher income payments.

          The Highest Anniversary Value is the greatest anniversary value attained in the following manner. We will calculate an anniversary value for each Contract Anniversary before your Income Date, excluding, however, Contract Anniversaries that come after you attain age 80 or before the effective date of the GMIB rider. An anniversary value for a Contract Anniversary equals:

          .    the Account Value on that Contract Anniversary;
          .    increased by the dollar amount of any purchase payments made since that Contract Anniversary; and
          .    reduced for any withdrawals taken since that anniversary. This reduction will be made in proportion to the reduction of Account
               Value that results from the withdrawal.

          We show an example of how the GMIB works in Appendix D.

          Contract Continuation Option. An Owner's surviving spouse who is eligible to continue the Contract under the Contract Continuation Option, may also be eligible to continue this rider. To do so, the surviving spouse must give our Customer Service Center notice within 30 days of the Business Day we receive proof of the Owner's death. If the spouse is eligible under our then existing rules, we will continue the rider and assess charges based on the spouse's attained age and our then current charges. The rider's effective date for purposes of reviewing Contract Anniversaries to determine the Highest Anniversary Value will be the Business Day the new Owner elects to continue the rider. All of the other terms and conditions of the rider will continue as before.

          When may you elect the GMIB? You may take income payments using the GMIB on any Contract Anniversary, or the thirty-day period that follows, after (a) the Contract has been in effect for seven years, and (b) the Annuitant has attained age 60.

          Income Plans Available with the GMIB. You may elect to use the GMIB with the following Income Plans in your Contract:

          .    Income Plan 1.  Fixed Life Annuity;
          .    Income Plan 2.  Fixed Life Annuity with 10 or 20 Years Certain;
               and
          .    Income Plan 3.  Fixed Joint and Last Survivor Annuity.

          You may also elect any other Income Plan we offer on the Income Date for which you and the Annuitant are then eligible and we then make available for use with the GMIB.

      Other GMIB Terms and Conditions.

          .    The GMIB must be elected at time of application;
          .    The Annuitant must be age 79 or younger at the time your Contract is issued;
          .    Election of the GMIB as an optional benefit is irrevocable and charges for the GMIB will remain in force for as long as your Contract remains in force, or until your Income Date if sooner.

     Important Considerations Regarding the GMIB. While a GMIB does provide a guaranteed income, a GMIB may not be appropriate for all investors. You should understand the GMIB completely and analyze it thoroughly before you elect the GMIB.

          .    A GMIB does not in any way guarantee the performance of any Fund, or any other investment option under your Contract.
          .    Once elected, the GMIB is irrevocable. This means that before the
               Income Date if current monthly income payment rates per $1,000 and the investment performance of the Funds are such as would result in higher income payments than would be the case under the
               GMIB using guaranteed monthly income payment rates, the GMIB charges will still be assessed.
          .    The GMIB in no way restricts or limits your rights to take income payments at other times permitted under your Contract ---
               therefore, you should consider the GMIB as an income payment
               "floor."
          .    Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, as well as all other aspects of your Contract.
          .    The GMIB may not be approved in all states.

     Under "What Are The Expenses Under A Contract?" on page 19, please add the following after "Purchase Payment Tax Charge."

          Optional Benefits Charges.

          Guaranteed Minimum Income Benefit. If you elect the optional Guaranteed Minimum Income Benefit, we will deduct an additional charge equal on an annual basis to 0.25% of your Account Value on the date of deduction during the Accumulation Phase. We calculate this charge as a percentage of your Account Value on the date of deduction, and deduct it proportionately from the Fixed and Variable Sub-Accounts in which you are invested. Charges are deducted on your Contract Date and monthly thereafter. These charges will continue while your Contract is in force unless (a) you apply all of your Account Value to an Income Plan or income payments cease for any reason, (b) the death benefit is paid or has begun to be paid, or (c) the Covered Person dies and an eligible surviving spouse chooses not to continue this rider even though he or she continues the Contract.

          Enhanced Death Benefit. If you elect the optional Enhanced Death Benefit, we will deduct an additional charge equal on an annual basis to 0.30% of your Account Value on the date of deduction during the Accumulation Phase. We calculate this charge as a percentage of your Account Value on the date of deduction, and deduct it proportionately from the Fixed and Variable Sub-Accounts in which you are invested.

     Charges are deducted on your Contract Date and monthly thereafter. These charges will continue while your Contract is in force unless (a) you apply the Account Value to an Income Plan, (b) the death benefit is paid or has begun to be paid, or (c) the Covered Person dies and an eligible surviving spouse chooses not to continue this rider even though he or she continues the Contract.

     Under "How Is Contract Performance Presented?" on page 25, please add the following before the second to last sentence under "Total Return."

     We show standard performance that reflects no charges for the optional benefits and that reflects the charges for the optional benefits.

     Under "Does The Contract Have A Death Benefit?" on page 26, please add the following before "Proof of Death."

          Optional Enhanced Death Benefit Rider

          You may enhance the Contract's basic death benefit by electing the optional Enhanced Death Benefit rider. The Enhanced Death Benefit rider may provide an additional death benefit if the Owner dies before the Income Date (or the Annuitant, if the Owner is not a natural person). We determine the Enhanced Death Benefit on the Business Day we receive proof of death by subtracting (b) from (a), and then multiplying by (c), where:

          a)   is your Account Value on the date of calculation;

          b)   is the Net Purchase Amount; and

          c)   is the Benefit Rate.

     The Enhanced Death Benefit will not exceed the Maximum Benefit Amount as shown in your Contract Schedule. The Maximum Benefit Amount is guaranteed not to be less than 100% of your Net Purchase Amount.

          On the Contract Date, the Net Purchase Amount is equal to your Initial Purchase Payment. Thereafter, the Net Purchase Amount is increased by any additional purchase payments you make; and is reduced in proportion to the reduction in Account Value that results from withdrawals you make.

          The Benefit Rate is 40.0% for issue ages 69 and under, and 25.0% for issue ages 70 through 79.

          We will pay the Enhanced Death Benefit to your Beneficiary or surviving joint Owner upon receipt of written proof of death. Please note that if your Account Value has declined such that it is less than the Net Purchase Amount, no Enhanced Death Benefit will be payable.

          We show examples of the Enhanced Death Benefit in Appendix E.

          Contract Continuation Option. An Owner's surviving spouse who is eligible to continue the Contract under the Contract Continuation Option, may also be eligible to continue this rider. To do so, the surviving spouse must give our Customer Service Center notice within 30 days of the Business Day we receive proof of the Owner's death. If the spouse is eligible under our then existing rules, we will continue the rider based on our then current charges for the new Owner's attained age. The rider's effective date for purposes of calculating the Net Purchase Amount will be the Business Day the new Owner elects to continue the rider. On this date the Net Purchase Amount will be equal to the Account Value. After that, the Net Purchase Amount will be increased by any additional purchase payments the new Owner makes, and will be reduced in proportion to the reduction in Account Value that results from withdrawals the new Owner makes. All of the other terms and conditions of the rider will continue as before.

          Other Enhanced Death Benefit Terms and Conditions.

               . You can only elect the Enhanced Death Benefit at time of application;
               . You must be age 79 or younger at the time the Contract is issued;
               . If you elect the Enhanced Death Benefit as an optional benefit it is irrevocable and charges for it will remain in force during the Accumulation Phase (unless not renewed by a surviving spouse who continues the Contract under the Contract Continuation Option).

          Important Considerations Regarding the Enhanced Death Benefit Option.

               . The Enhanced Death Benefit rider does not guarantee that any amounts under the rider will become payable upon death. Market declines resulting in your Account Value at death being less than the Net Purchase Amount will result in no Enhanced Death Benefit being payable.
               . Once elected, the Enhanced Death Benefit is irrevocable. This means that even if the investment performance of the Funds are such as would result in a basic death benefit that is sufficient for your needs, the Enhanced Death Benefit charges will still be assessed.
               . Please take advantage of the guidance of a qualified financial adviser in evaluating the Enhanced Death Benefit option, as well as all other aspects of the Contract.
               . The Enhanced Death Benefit may not be available in all states.

                                  APPENDIX D

                       GUARANTEED MINIMUM INCOME BENEFIT

     Below is an example of how the GMIB will work. The example assumes the following:

          .    you are a male whose age last birthday is 55;

          .    you purchase a Contract with the GMIB rider;

          . you do not make any additional purchase payments nor any withdrawals;

          . you elect to receive income from the Contract 10 years later, at attained age 65; and

          . you elect a Life Annuity with 10 Year Certain, which is an eligible Income Plan under the GMIB rider.

     Assume your Account Value is $200,000 and that your Highest Anniversary Value ("HAV") is $250,000.

Calculate the GMIB:

     1. Your guaranteed Monthly Income Payment rate per $1,000 (as shown in your Contract Schedule) is $5.42.

     2.   Your HAV is $250,000.

     3.   The GMIB = $1,355 [$5.42 x $250,000 / $1,000].

     Therefore, under this Income Plan, we guarantee that your monthly income payment will not be less than $1,355.00.

     Different guaranteed minimum Monthly Income Payment rates per $1,000 will apply for females, for males who begin income payments at ages other than the age shown above, or for income payments under different Income Plans. In these cases, the GMIB will be different.

                                  APPENDIX E

                            ENHANCED DEATH BENEFIT

          Below are examples of how the Enhanced Death Benefit will work. All examples assume the following:

     .    The Owner is a male whose age last birthday is 55;

     .    The Owner purchases a Contract with the Enhanced Death Benefit rider;

     .    The Owner makes an initial purchase payment of $150,000;

     . The Owner does not make any additional purchase payments nor any withdrawals;

Example 1.

     Assume the Account Value is $200,000, the Highest Anniversary Value ("HAV") is $175,000 and the Owner dies of natural causes.

Calculate the basic Death Benefit:

     1. The Account Value determined as of the Business Day we receive proof of the Owner's death is $200,000.

     2.   The sum of all purchase payments made is $150,000.

     3.   The HAV is $175,000.

     4.   The basic Death Benefit is $200,000 [the greatest of (1), (2) and
          (3)].

Calculate the Enhanced Death Benefit:

     5.   The Benefit Rate for an issue age of 55 is 40.0%.

     6.   The Net Purchase Amount is $150,000.

     7.   The Maximum Benefit Amount is $60,000  ($150,000 x .40).

     8.   The Enhanced Death Benefit is $20,000 ([.40 x [$200,000 -$150,000] =
          $20,000, but not in excess of $60,000).

     We will pay the Owner's Beneficiary the basic Death Benefit of $200,000 and the Enhanced Death Benefit of $20,000, for a total payment of $220,000.

Example 2.

     Assume the Account Value is $500,000, the HAV is $300,000 and the Owner dies of natural causes.

Calculate the basic Death Benefit:

          1. The Account Value determined as of the Business Day we receive proof of the Owner's death is $500,000.

          2.   The sum of all purchase payments made is $150,000.

          3.   The HAV is $300,000.

          4.   The basic Death Benefit is $500,000 [the greatest of (1), (2) and
               (3)].

Calculate the Enhanced Death Benefit:

          5.   The Benefit Rate for an issue age of 55 is 40.0%.

          6.   The Net Purchase Amount is $150,000.

          7.   The Maximum Benefit Amount is $60,000 ($150,000 x .40).

          8. The Enhanced Death Benefit is $60,000 ([.40 x [$500,000 - $150,000] = $140,000, but not in excess of $60,000).

          We will pay the Owner's Beneficiary the basic Death Benefit of $500,000 and the Enhanced Death Benefit of $60,000, for a total payment of $560,000.

Example 3.

     Assume the Account Value is $100,000, the HAV is $175,000 and the Owner dies of natural causes.

Calculate the basic Death Benefit:

          1. The Account Value determined as of the Business Day we receive proof of the Owner's death is $100,000.

          2.   The sum of all purchase payments made is $150,000.

          3.   The HAV is $175,000.

          4.   The basic Death Benefit is $175,000 [the greatest of (1), (2) and
               (3)].

Calculate the Enhanced Death Benefit:

          5.   The Benefit Rate for an issue age of 55 is 40.0%.

          6.   The Net Purchase Amount is $150,000.

          7.   The Maximum Benefit Amount is $60,000 ($150,000 x .40).

          8.   The Enhanced Death Benefit is $0 ([.40 x [$100,000 - $150,000] =
               $0, but not in excess of $60,000).

     We will pay the Owner's Beneficiary the basic Death Benefit of $175,000 and the Enhanced Death Benefit of $0, for a total payment of $175,000.

Part A of Post-Effective Amendment No. 4 filed May 1, 2000 is incorporated herein by reference.

                      Statement of Additional Information
                               Dated September __, 2000

        Flexible Payment Deferred Combination Fixed and Variable Annuity
                                   Contracts

                                   issued by:

         The Sage Variable Annuity Account A and Sage Life Assurance of
                                 America, Inc.

                                                  Customer Service Center:
                                                  P.O. Box 290680
                                                  Wethersfield, CT 06129-0680
                                                  Telephone: (877) 835-7243
                                                        (Toll Free)


This Statement of Additional Information expands upon subjects we discussed in the current Prospectus for the Flexible Payment Deferred Combination Fixed and Variable Annuity Contracts (the "Contracts" offered by Sage Life Assurance of America, Inc. ("we," "us," "our," "Sage Life," or the "Company"). You may obtain a copy of the Prospectus dated May 1, 2000 by calling 1-877-835-7243 (Toll Free) or by writing to our Customer Service Center at the above address. You may also obtain a copy of the Prospectus by accessing the Securities and Exchange Commission's website at http://www.sec.gov. The terms we used in the current Prospectus for the Contracts are incorporated into and made a part of this Statement of Additional Information.

        This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contracts and the prospectuses for the Trusts.

                      Statement of Additional Information
                               Table of Contents


                                                                         Page
                                                                         ----

Assignment................................................................ 1

Change of Owner, Beneficiary, or Annuitant................................ 1

Misstatement and Proof of Age, Sex or Survival............................ 1

Incontestability.......................................................... 1

Participation............................................................. 1

Beneficiary Designation................................................... 1

Tax Status of the Contracts............................................... 2
     Diversification Requirements......................................... 2
     Owner Control........................................................ 2
     Required Distribution from Non-Qualified Contracts................... 2

Qualified Contracts....................................................... 3
     Taxation of Withdrawals.............................................. 3
     Individual Retirement Accounts (IRAs)................................ 3
     SIMPLE IRAs.......................................................... 3
     Roth IRAs............................................................ 3

Calculation of Historical Performance Data................................ 3
     Money Market Sub-Account Yields...................................... 4
     Other Variable Sub-Account Yields.................................... 5
     Average Annual Total Returns......................................... 6
     Other Total Returns.................................................. 7
     Effect of the Annual Administration Charge on Performance Data....... 7
     Use of Indexes....................................................... 7
     Other Information.................................................... 7

Income Payment Provisions................................................. 8
     Amount of Fixed Income Payments...................................... 8
     Amount of Variable Income Payments................................... 8
     Income Units......................................................... 8
     Income Unit Value.................................................... 9
     Exchange of Income Units............................................ 10

Safekeeping of Account Assets............................................ 10

Legal Matters............................................................ 11

Other Information........................................................ 11

Financial Statements..................................................... 11

Assignment

     You may assign your Contract at any time before the Income Date. No assignment will be binding on us unless we receive Satisfactory Notice. We will not be liable for any payments made or actions we take before we accept the assignment. An absolute assignment will revoke the interest of any revocable Beneficiary. We are not responsible for the validity of any assignment. An assignment may be a taxable event.

Change of Owner, Beneficiary, or Annuitant

     During your lifetime and while your Contract is in force, you can transfer ownership of your Contract, change the Beneficiary, or change the Annuitant. However, you cannot change the Annuitant after the Income Date. To make any of these changes, you must send us Satisfactory Notice. If accepted, any change in Owner, Beneficiary, or Annuitant will take effect on the date you signed the notice. Any of these changes will not affect any payment made or action we took before our acceptance. A change in Owner may be a taxable event and may also affect the amount of death benefit payable under your Contract.

Misstatement and Proof of Age, Sex or Survival

     We may require proof of age, sex, or survival of any person upon whose age, sex, or survival any payments depend. If the age or sex of the Annuitant has been misstated, or if the age of the Owner has been misstated, the benefits will be those that the Account Value applied would have provided for the correct age and sex. If we have made incorrect income payments, we will pay the amount of any underpayments. We will deduct the amount of any overpayment from future income payments.

Incontestability

     Your Contract is incontestable from its Contract Date.

Participation

     The Contracts do not participate in our surplus or profits, and we do not pay dividends on the Contracts.

Beneficiary Designation

     This is as shown in the application. It includes the name of the Beneficiary and the order and method of payment. If you name "estate" as a Beneficiary, it means the executors or administrators of your estate. If you name "children" of a person as a Beneficiary, only children born to or legally adopted by that person as of an Owner's date of death will be included.

     We may rely on an affidavit as to the ages, names, and other facts about all Beneficiaries. We will incur no liability if we act on such affidavit.

Tax Status of the Contracts

     Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

     Required Distributions from Non-Qualified Contracts. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that
(a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Qualified Contracts

     Taxation of Withdrawals. When you take a withdrawal from a Qualified Contract, a pro-rata portion of the amount you receive is taxable. This portion is based on the ratio of your investment in the contract (such as non-deductible purchase payments or other consideration paid for the Contract) to your total accrued benefit balance under the retirement plan. As a result, the investment in the contract for a Qualified Contract can be zero. Special tax rules apply to distributions from a Roth IRA.

     Individual Retirement Accounts (IRAs). IRAs are defined in Section 408 of the Code and permit individuals to make annual contributions of up to the lesser of $2,000 or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

     SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     Roth IRAs. Roth IRAs are described in Code section 408A. They permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Calculation of Historical Performance Data

     From time to time, we may disclose yields, total returns, and other performance data of the Variable Sub-Accounts and the Funds. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

Money Market Sub-Account Yields

     From time to time, advertisements and sales literature may quote the current annualized yield of the Variable Sub-Account investing in the Money Market Fund (the "Money Market Sub-Account") of the Sage Life Investment Trust for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund.

     We compute the current annualized yield by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period, dividing such net change in Account Value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in Account Value reflects (1) net income from the Money Market Fund attributable to the hypothetical account; and (2) charges and deductions imposed under a Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the annual administration charge and the Asset-Based Charges. For purposes of calculating current yields for a Contract, an average per unit annual administration charge is used based on the $40 Annual Administration Charge. We calculate current yield according to the following formula:

        Current Yield =     ((NCS - ES)/UV)(365/7)

        Where:

        NCS =               the net change in the value of the
                            Money Market Fund (exclusive of realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

        ES = per unit expenses attributable to the hypothetical account for the seven-day period.

        UV = the unit value for the first day of the seven-day period.

        Effective Yield =   (1+((NCS - ES)/UV))/(365/7)/-1

        Where:

        NCS =               the net change in the value of the
                            Money Market Fund (exclusive of realized gains or losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

        ES =                per unit expenses attributable to the
                            hypothetical account for the seven-day period.

        UV =                the unit value for the first day of the
                            seven-day period.

     Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account is lower than the yield for the Money Market Fund.

     The current and effective yields on amounts held in the Money Market Sub-Account normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund and the Money Market Fund's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.

     As of December 31, 1999 the current yield for the Money Market Sub-Account was _________________, and the effective yield for the Money Market Sub-Account was _________________.

Other Variable Sub-Account Yields

     We compute the yield by: 1) dividing the net investment income of the Fund attributable to the Variable Sub-Account units less expenses allocated to a Variable Sub-Account for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period; and then 3) compounding that yield for a six-month period; and then 4) multiplying that result by two (2). Expenses allocated to a Variable Sub-Account include the Annual Administration Charge and the Asset-Based Charges. The yield calculation assumes an annual administration charge of $40 per Contract deducted at the end of each Contract Year on the Contract Anniversary. For purposes of calculating the 30-day or one-month yield, we use an average administration cost charge based on the average Account Value in the Variable Sub-Account to determine the amount of the charge attributable to the Variable Sub-Account for the 30-day or one-month period. We calculate the 30-day or one-month yield according to the following formula:

        Yield =             2 x ((((NI - ES)/(U x UV)) + 1)/6/-1)

        Where:

        NI = net income of the portfolio for the 30-day or one-month period attributable to the Variable Sub-Account's units.

        ES = expenses of the Variable Sub-Account for the 30-day or one-month period.

        U =                 the average number of units outstanding.

        UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the Variable Sub-Account is lower than the yield for the corresponding Fund.

     The yield on amounts invested in the Variable Sub-Accounts normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Variable Sub-Account's actual yield is affected by the types and quality of securities held by the corresponding Fund and that Fund's operating expenses.

Average Annual Total Returns

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Variable Sub-Accounts for various periods of time.

     When a Variable Sub-Account or Fund has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Otherwise, average annual total return will be shown from inception of the Variable Sub-Account. Average annual total returns for other periods of time may, from time to time, also be disclosed.

     Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the Surrender Value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

     We calculate standard average annual total returns using Variable Sub-Account unit values which we calculate on each Business Day based on the performance of the Variable Sub-Account's underlying Fund. The calculation assumes that annual Asset-Based Charges of 1.40% during the first seven Contract Years (decreasing to 1.25% during Contract Years 8 and later) are deducted monthly beginning on the Contract Date. The calculation also assumes that the Annual Administration Charge is $40 per year per Contract deducted at the end of each Contract Year during the first seven Contract Years, and that the maximum optional benefit changes are deducted. For purposes of calculating average annual total return, we use an average per-dollar per-day annual administration charge attributable to the hypothetical account for the period. The calculation also assumes surrender of Account Value at the end of the period for the return quotation. We may also include standard average annual total return without the optional benefit charges when we show standard average annual total return with the optional benefit charges. We calculate the total return according to the following formula:

        TR =                (ESV/P)1/N-1

        Where:

        TR =                the average annual total return for the period.

        ESV = the Surrender Value of the hypothetical account at the end of the period.

        P =                 a hypothetical initial payment of $1,000.

        N =                 the number of years in the period.

        [chart to be added in 485(b) filing.]

      We may also show non-standard average annual total returns, calculated the same way as standard average total returns, except that the Annual Administration Charge and the surrender charge are not included in the calculations. The following chart shows the non-standard average annual total returns for the period from _______________ 1999 through December 31, 1999.

        [chart to be added in 485(b) filing.]

Other Total Returns

     We may disclose cumulative total returns in conjunction with the standard formats described above. We will calculate the cumulative total returns using the following formula:

        CTR =               (ESV/P) - 1

        Where:

        CTR =               The cumulative total return for the period.

        ESV = The ending Surrender Value of the hypothetical investment at the end of the period net of recurring charges.

        P =                 A hypothetical single payment of $1,000.

Effect of the Annual Administration Charge on Performance Data

     The Contracts provide for a $40 Annual Administration Charge (waived for Contracts with Account Value of at least $50,000, or beginning on and after the eighth Contract Year) that is deducted from the Sub-Accounts proportionately. For purposes of reflecting the Annual Administration Charge in yield and total return quotations, the average Account Value is assumed to be $50,000, so that the annual administration charge is waived.

Use of Indexes

     From time to time, we may present the performance of certain historical indexes in advertisements or sales literature. We may compare the performance of these indexes to the performance of certain Variable Sub-Accounts or Funds, or we may present without such a comparison.

Other Information

The following is a partial list of those publications which we may note in the Funds' sales literature and/or shareholder materials which contain articles describing investment results or other data relative to one or more of the Variable Sub-Accounts. We also may cite other publications.

Broker World                                      Financial World
Across the Board                                  Advertising Age
American Banker                                   Barron's
Best's Review                                     Business Insurance
Business Month                                    Business Week
Changing Times                                    Consumer Reports
The Economist                                     Financial Planning
Forbes                                            Fortune
Inc.                                              Institutional Investor
Insurance Forum                                   Insurance Sales
Insurance Week                                    Journal of Accountancy
Journal of Financial Service Professionals        Journal of Commerce
Life Insurance Selling                            Life Association News
MarketFacts                                       Manager's Magazine
National Underwriter                              Money
Morningstar, Inc.                                 Nation's Business
New Choices (formerly 50 Plus)                    The New York Times
Pension World                                     Pensions & Investments
Rough Notes                                       Round the Table

U.S. Banker                                       VARDs
The Wall Street Journal                           Working Woman

Income Payment Provisions

     Amount of Fixed Income Payments. On the Income Date, the amount you have chosen to apply to provide fixed income payments will be applied under the income plan you have chosen. The monthly income payment factor in effect on the Income Date times that amount and then divided by $1,000 will be the dollar amount of each monthly payment. Each of these payments are guaranteed and remain level throughout the period you selected.

     The monthly income payment factor used to determine the amount of the fixed income payments will not be less than the guaranteed minimum monthly income payment factor shown in your Contract.

     Amount of Variable Income Payments. These payments will vary in amount. The dollar amount of each payment attributable to each Variable Sub-Account is the number of Income Units for each Variable Sub-Account times the Income Unit value of that Sub-Account. The sum of the dollar amounts for each Variable Sub-Account is the amount of the total variable income payment. We will determine the Income Unit values for each payment no earlier than five Business Days preceding the due date of the variable income payment (except for Income Payment Option 4, which we determine on the due date). We guarantee the payment will not vary due to changes in mortality or expenses.

     Income Units. On the Income Date, the number of Income Units for an applicable Variable Sub-Account is determined by multiplying (1) by (2), dividing the result by (3), and then dividing that result by (4) where:

     (1) is the amount you have chosen to allocate to that Variable Sub-Account;

     (2) is the monthly income payment factor for the income plan chosen;

     (3) is $1,000; and

     (4) is the Income Unit value for the Variable Sub-Account for the Valuation Period ending on that date.

     Income Unit Value. We calculate the value of an Income Unit at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. The Income Unit value for a Variable Sub-Account's first Business Day was set at $10. After that, we determine the Income Unit value for every Business Day by multiplying
(a) by (b), and then dividing by (c) where:

     (a) is the Income Unit value for the immediately preceding Valuation
         Period;

     (b) is the "net investment factor" for the Variable Sub-Account for the Valuation Period for which the value is being determined; and

     (c) is the daily equivalent of the assumed investment rate that you have selected and that is shown in your Contract for the number of days in the Valuation Period.

     After the Income Date, we calculate the net investment factor slightly differently than before the Income Date. Before the Income Date, we calculate Asset-Based Charges as a percentage of the Variable Account Value on the date of deduction. These charges are equal on an annual basis to 1.40%, decreasing to 1.25% after the seventh Contract Year. However, on and after the Income Date, we call these charges Variable Sub-Account Charges and deduct them from the assets in each Variable Sub-Account on a daily basis. Therefore, the "net investment factor" in (b), above, is determined by dividing (i) by (ii), and then subtracting (iii) where:

     (i)   is the Accumulation Unit value for the current Valuation Period;

     (ii) is the Accumulation Unit value for the immediately preceding Valuation Period; and

     (iii) is the daily Variable Sub-Account Charges (adjusted for the number of days in the Valuation Period).

                Illustration of Calculation of Income Unit Value

1. Accumulation Unit value for current Valuation Period.....................................10.0026116

2. Accumulation Unit value for immediately preceding Valuation
   Period...................................................................................10.0000000

3. Net Investment Factor prior to the Income date (1)/(2)...................................1.00026116

4. Adjustment for Variable Sub-Account Charges.............................................0.000038626

5. Net Investment Factor on and after the Income Date (3)-(4)...............................1.00022253

6. Income Unit value for the immediately preceding Valuation
    Period.................................................................................10.00000000

7. Daily equivalent of the assumed investment rate for the
   number of days in the Valuation Period (assuming you
   select 3%)=(1.031/365)...................................................................1.00008099

8. Income Unit value for current Valuation Period
   [(5) x (6)]/(7).........................................................................10.00141533

                    Illustration of Variable Income Payments

1. Number of Accumulation Units....................................................................1,000

2. Accumulation Unit value....................................................................10.0026116

3. Account Value (1) x (2).....................................................................10,002.61

4. Minimum monthly income payment factor per $1,000 applied........................................10.50

5. First monthly variable income payment [(3) x (4)]/$1,000.......................................105.03

6. Income Unit value.........................................................................10.00141533

7. Number of Income Units (5)/(6)...............................................................10.50151

8. Assume Income Unit value at the end of the second month is......................................10.05

9. Second monthly variable income payment (7) x (8)...............................................105.54

10. Assume Income Unit value at the end of the third month is......................................10.10

11. Third monthly variable income payment (7) x (10)..............................................106.07

     Exchange of Income Units. After the Income Date, if there is an exchange of value of a designated number of Income Units of particular Variable Sub-Accounts into other Income Units, the value will be such that the dollar amount of the income payment made on the date of exchange will be unaffected by the exchange.

Safekeeping of Account Assets

     We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our General Account assets and from the assets in any other separate account.

     We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.

     A fidelity bond in the amount of approximately $10 million per occurrence covering the Company's directors, officers, and employees has been issued by Lloyd's of London.

Legal Matters

     All matters relating to Delaware law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by James F. Bronsdon, the Company's Vice President, Legal and Compliance. Sutherland Asbill & Brennan LLP has provided advice on certain matters relating to the federal securities laws.

Other Information

     A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

Financial Statements

     The Variable Account began operations on February 19, 1999, and financial statements for the Variable Account from February 19, 1999 through the period ended December 31, 1999 are provided. Financial statements of the Company are presented in the Prospectus.

                                   Sage Life
                          Assurance of America, Inc.

                      The Sage Variable Annuity Account A

              For the period from February 19, 1999 (commencement
                   of operations) through December 31, 1999

                         Independent Auditor's Report


To the Contractowners of
Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A and the
Board of Directors and Shareholder of
Sage Life Assurance of America, Inc.
Stamford, Connecticut

We have audited the accompanying statement of assets and contractowners' equity of The Sage Variable Annuity Account A, as of December 31, 1999, the related statement of operations and statement of changes in net assets for the period from February 19, 1999 (commencement of operations) to December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Sage Variable Annuity Account at December 31, 1999 and the results of its operations and the changes in its net assets for the period from February 19, 1999 (commencement of operations) to December 31, 1999 in conformity with accounting principles generally accepted in the United States.



February 24, 2000

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A
Statement of Assets and Contractowners' Equity
As of December 31, 1999


-----------------------------------------------------------------------
                            Assets
Investment in mutual funds at market value:
Sage Advisors - Money Market - 4,983 shares (cost:$4,983)       $ 4,983
AIM - Government Securities - 159 shares (cost:$1,755)            1,686
AIM - Growth & Income - 24 shares (cost:$695)                       772
AIM - International Equity - 342 shares (cost:$7,397)            10,012
AIM - Value - 42 shares (cost:$1,243)                             1,405
Alger - Income & Growth - 91 shares (cost:$1,236)                 1,592
Alger - MidCap Growth - 57 shares (cost:$1,601)                   1,824
Alger - Small Cap - 14 shares (cost:$664)                           788
Colonial - US Growth & Income - 108 shares (cost:2,140)           2,153
Colonial - Growth & Income - 56 shares (cost:$912)                  738
Colonial - Small Cap Value - 218 shares (cost:$1,743)             1,986
Colonial - Strategic Income - 252 shares (cost:$2,811)            2,633
Liberty - All Star Equity - 162 shares (cost:$1,980)              2,023
Stein Roe - Global Utilities - 45 shares (cost:$708)                775
MFS - Total Return - 42 shares (cost:$749)                          738
MFS - Growth & Income - 118 shares (cost:$2,413)                  2,511
MFS - High Income - 48 shares (cost:$559)                           547
MFS - Research - 33 shares (cost:$700)                              765
MFS - Capital Opportunities - 36 shares (cost:$685)                 774
Morgan Stanley - Large Value - 69 shares (cost:$757)                739
Morgan Stanley - MidCap Value - 120 shares (cost:$1,833)          1,880
Morgan Stanley - Global Equity - 98 shares (cost:$1,284)          1,255
Oppenheimer - Bond - 291 shares (cost:$3,390)                     3,357
Oppenheimer - Capital Appreciation - 31 shares (cost:$1,222)      1,525
Oppenheimer - Small Cap - 176 shares (cost:$1,695)                2,471
State Street - S&P 500 Index - 2,696 shares (cost:$28,490)       31,701
State Street - EAFE Index - 445 shares (cost:$4,722)              5,443
Stein Roe - Growth Stock - 13 shares (cost:$689)                    772
Stein Roe - Balanced - 40 shares (cost:$653)                        797
T. Rowe Price - Equity Income - 88 shares (cost:$1,737)           1,648
T. Rowe Price - MidCap Growth - 110 shares (cost:$1,638)          1,913
T. Rowe Price - Personal Strategy - 50 shares (cost:$813)           803
                                                              ---------
     Total Invested Assets                                      $93,009
                                                              =========
-----------------------------------------------------------------------


              Contractowners' Equity

                                                         Unit
                                                 Units  Value
                                               ---------------
   Sage Advisors - Money Market                    479  $10.40  $ 4,983
   AIM - Government Securities                     170    9.94    1,686
   AIM - Growth & Income                            69   11.21      772
   AIM - International Equity                      625   16.01   10,012
   AIM - Value                                     115   12.27    1,405
   Alger - Income & Growth                         115   13.90    1,592
   Alger - MidCap Growth                           144   12.65    1,824
   Alger - Small Cap                                66   11.86      788
   Colonial - US Growth & Income                   198   10.89    2,153
   Colonial - Growth & Income                       75    9.82      738
   Colonial - Small Cap Value                      161   12.34    1,986
   Colonial - Strategic Income                     261   10.09    2,633
   Liberty - All Star Equity                       186   10.86    2,023
   Stein Roe - Global Utilities                     69   11.30      775
   MFS - Total Return                               75    9.84      738
   MFS - Growth & Income                           240   10.48    2,511
   MFS - High Income                                54   10.15      547
   MFS - Research                                   70   10.93      765
   MFS - Capital Opportunities                      69   11.30      774
   Morgan Stanley - Large Value                     75    9.86      739
   Morgan Stanley - MidCap Value                   150   12.58    1,880
   Morgan Stanley - Global Equity                  116   10.86    1,255
   Oppenheimer - Bond                              340    9.86    3,357
   Oppenheimer - Capital Appreciation              111   13.79    1,525
   Oppenheimer - Small Cap                         155   15.93    2,471
   State Street - S&P 500 Index                  2,692   11.78   31,701
   State Street - EAFE Index                       430   12.66    5,443
   Stein Roe - Growth Stock                         69   11.20      772
   Stein Roe - Balanced                             65   12.20      797
   T. Rowe Price - Equity Income                   159   10.36    1,648
   T. Rowe Price - MidCap Growth                   152   12.59    1,913
   T. Rowe Price - Personal Strategy                78   10.25      803
                                                                -------
        Total Contractowners' Equity                            $93,009
                                                                -------
        Total Liabilities and Contractowners' Equity            $93,009
                                                                =======
-----------------------------------------------------------------------

See Notes to Financial Statements

                                     SAF-2

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A
Statement of Operations
For the Period From February 19 (commencement of operations) to
December 31, 1999

---------------------------------------------------------------------------------------------------------------------
                                                                           AIM         AIM          AIM
                                                        Sage Advisors   Government   Growth &   International   AIM
                                               Total      Money Mkt.    Securities    Income       Equity      Value
                                           --------------------------------------------------------------------------
Investment Income:
  Income
    Dividends                               $  2,951       $  1,076      $   59        $ 7        $  327        $21
  Expenses
    Policy charges (net of breakage)            (533)          (513)         (3)        (1)           24         (3)
                                           --------------------------------------------------------------------------
Net Investment Income                          2,418            563          56          6           351         18
                                           --------------------------------------------------------------------------

Realized Gain (Loss) on Investments
  Proceeds from Sales                        280,432        244,864       1,064         12         2,385          -
  Cost of Securities Sold                    278,894        244,864       1,064         11         2,153          -
                                           --------------------------------------------------------------------------
Net Realized Gain (Loss)                       1,537              -           -          1           232          -
                                           --------------------------------------------------------------------------
Unrealized Gain (Loss) on Investments:
  Beginning of period                              -              -           -          -             -          -
  End of period                                9,112              -         (69)        77         2,615        162
                                           --------------------------------------------------------------------------

Net Unrealized Gain (Loss)                     9,112              -         (69)        77         2,615        162
                                           --------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets
Resulting from Operations                   $ 13,067       $    563      $  (13)       $84        $3,198       $180
                                           ==========================================================================
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                     SAF-3

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A
Statement of Operations
For the Period From February 19 (commencement of operations) to December 31,
1999

--------------------------------------------------------------------------------------------------------------------------------
                                                        Alger     Alger                    Colonial       Colonial   Colonial
                                                      Income &   Mid-Cap     Alger        US Growth &     Growth &   Small Cap
                                                       Growth     Growth   Small Cap        Income         Income      Value
                                                     ---------------------------------------------------------------------------
Investment Income:
Income
    Dividends                                             $ 14      $130        $  -             $  113      $ 162        $  3
  Expenses
    Policy charges (net of breakage)                        (3)        6          (2)                (3)         -           4
                                                     ---------------------------------------------------------------------------
Net Investment Income (Expense)                             11       136          (2)               110        162           7
                                                     ---------------------------------------------------------------------------

Realized Gain on Investments
  Proceeds from Sales                                        -       882          42              1,221          1         834
  Cost of Securities Sold                                    -       904          35              1,205          1         822
                                                     ---------------------------------------------------------------------------
Net Realized Gain (Loss)                                     -       (22)          7                 16          -          12
                                                     ---------------------------------------------------------------------------
Unrealized Gain (Loss) on Investments:
  Beginning of period                                        -         -           -                  -          -           -
  End of period                                            356       223         124                 13       (174)        243
                                                     ---------------------------------------------------------------------------

Net Unrealized Gain (Loss)                                 356       223         124                 13       (174)        243
                                                     ---------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                $367      $337        $129             $  139      $ (12)       $262

                                                     ===========================================================================
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                     SAF-4

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A
Statement of Operations
For the Period From February 19 (commencement of operations) to December 31,
1999

-------------------------------------------------------------------------------------------------------------------------------
                                                            Colonial    Liberty   Stein Roe       MFS          MFS       MFS
                                                           Strategic   All-Star    Global    Total Return   Growth &    High
                                                             Income     Equity    Utilities                  Income    Income
                                                         ----------------------------------------------------------------------
Investment Income:
  Income
    Dividends                                                 $  188       $ 63         $23          $  -     $    8     $ 27
  Expenses
    Policy charges (net of breakage)                              (5)        15           -            (1)        (5)       -
                                                         ----------------------------------------------------------------------
Net Investment Income (Expense)                                  183         78          23            (1)         3       27
                                                         ----------------------------------------------------------------------

Realized Gain on Investments
  Proceeds from Sales                                          1,706        309          16             1      1,588      425
  Cost of Securities Sold                                      1,699        310          15             1      1,584      433
                                                         ----------------------------------------------------------------------
Net Realized Gain (Loss)                                           7         (1)          1             -          4       (8)
                                                         ----------------------------------------------------------------------
Unrealized Gain (Loss) on Investments:
  Beginning of period                                              -          -           -             -          -        -
  End of period                                                 (178)        43          67           (11)        98      (12)
                                                         ----------------------------------------------------------------------

Net Unrealized Gain (Loss)                                      (178)        43          67           (11)        98      (12)
                                                         ----------------------------------------------------------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    $   12       $120         $91          $(12)    $  105     $  7

                                                         ======================================================================
-------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                     SAF-5

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A
Statement of Operations
For the Period From February 19 (commencement of operations) to December 31,
1999

---------------------------------------------------------------------------------------------------------------------------------
                                                                            Morgan       Morgan         Morgan
                                                                MFS        Stanley      Stanley        Stanley
                                                   MFS        Capital       Large        MidCap         Global      Oppenheimer
                                                Research   Opportunities    Value        Value          Equity          Bond
                                               ----------------------------------------------------------------------------------
Investment Income:
  Income
    Dividends                                       $ -          $ -         $  8         $204           $ 60        $    -
  Expenses
    Policy charges (net of breakage)                 (1)          (1)           -            7             (1)           (9)
                                             ------------------------------------------------------------------------------------
Net Investment Income (Expense)                      (1)          (1)           8          211             59            (9)
                                             ------------------------------------------------------------------------------------

Realized Gain on Investments
  Proceeds from Sales                                 1           16            1          844              -         2,127
  Cost of Securities Sold                             1           14            1          828              -         2,129
                                             ------------------------------------------------------------------------------------
Net Realized Gain (Loss)                              -            2            -           16              -            (2)
                                             ------------------------------------------------------------------------------------

Unrealized Gain (Loss) on Investments:
  Beginning of period                                 -            -            -            -              -             -
  End of period                                      65           89          (18)          47            (29)          (33)
                                             ------------------------------------------------------------------------------------
Net Unrealized Gain (Loss)                           65           89          (18)          47            (29)          (33)
                                             ------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                          $64          $90         $(10)        $274           $ 30        $  (44)

                                             ====================================================================================
---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                     SAF-6

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A
Statement of Operations
For the Period From February 19 (commencement of operations) to December 31,
1999

--------------------------------------------------------------------------------------------------------------------------
                                            Oppenheimer                State Street   State Street  Stein Roe
                                               Capital    Oppenheimer     S&P 500         EAFE        Growth    Stein Roe
                                            Appreciation  Small Cap       Index           Index        Stock     Balanced
                                            -----------------------------------------------------------------------------
Investment Income:
Income
    Dividends                               $  -          $  -       $   299         $   39         $ -           $  -
  Expenses
    Policy charges (net of breakage)          (3)           12           (43)            23          (1)             -
                                            -----------------------------------------------------------------------------
Net Investment Income (Expense)               (3)           12           256             63          (1)             -
                                            -----------------------------------------------------------------------------

Realized Gain on Investments
  Proceeds from Sales                          -           906        15,743          2,507          12             57
  Cost of Securities Sold                      -           878        14,704          2,405          11             47

Net Realized Gain (Loss)                       -            28         1,039            102           1             10

Unrealized Gain (Loss) on Investments:
  Beginning of period                          -             -             -              -           -              -
  End of period                              303           776         3,211            721          83            144
                                            -----------------------------------------------------------------------------


Net Unrealized Gain (Loss)                   303           776         3,211            721          83            144
                                            -----------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                  $300          $816       $ 4,506         $  885         $83           $154
                                            =============================================================================
--------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                     SAF-7

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A
Statement of Operations
For the Period From February 19 (commencement of operations) to December 31,
1999

                                                                T. Rowe Price   T. Rowe Price  T. Rowe Price
                                                                    Equity         MidCap         Personal     Newport
                                                                    Income         Growth         Strategy      Tiger
                                                              --------------------------------------------------------
Investment Income:
Income
    Dividends                                                        $   79            $ 18           $ 23       $  -
  Expenses
    Policy charges (net of breakage)                                     (3)              5             (1)        (27)
                                                              --------------------------------------------------------
Net Investment Income (Expense)                                          76              23             22         (27)
                                                              --------------------------------------------------------

Realized Gain on Investments
  Proceeds from Sales                                                 1,003             848            250         767
  Cost of Securities Sold                                               987             838            249         702
                                                              --------------------------------------------------------
Net Realized Gain (Loss)                                                 16              10              1          65
                                                              --------------------------------------------------------

Unrealized Gain (Loss) on Investments:
  Beginning of period                                                     -               -              -           -
  End of period                                                         (89)            275            (10)          -
                                                              --------------------------------------------------------

Net Unrealized Gain (Loss)                                              (89)            275            (10)          -
                                                              --------------------------------------------------------

Net Increase (Decrease) in Net Assets Resulting from
 Operations                                                          $    3            $308           $ 13        $ 38
                                                              ========================================================
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                     SAF-8

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A
Statement of Changes in Net Assets
For the Period From February 19 (commencement of operations) to December 31,
1999

--------------------------------------------------------------------------------------------------------------------------


                                                      Sage Advisors        AIM          AIM            AIM
                                                      Money Market     Government     Growth &    International      AIM
                                           Total                       Securities      Income        Equity         Value
                                        ----------------------------------------------------------------------------------
Increase in Net Assets:

Operations:
  Net Investment Income                    $ 2,418           $  563        $   56         $  6          $   351     $   18
  Net Realized Gain (Loss)                   1,537                -             -            1              232          -
  Net Unrealized Gain (Loss)                 9,112                -           (69)          77            2,615        162
                                        ----------------------------------------------------------------------------------
  Net Increase in Net Assets
    Resulting from Operations               13,067              563           (13)          84            3,198        180
                                        ----------------------------------------------------------------------------------

Capital Share Transactions:
  Transfers of Annuity Fund Deposits        79,942            4,420         1,699          688            6,814      1,225
                                        ----------------------------------------------------------------------------------
  Net Increase in Net Assets from
    Capital Share Transactions              79,942            4,420         1,699          688            6,814      1,225
                                        ----------------------------------------------------------------------------------

Total Increase in Net Assets                93,009            4,893         1,686          772           10,012      1,405
                                        ----------------------------------------------------------------------------------
Net Assets:
  Beginning of Period                            -                -             -            -                -          -
                                        ----------------------------------------------------------------------------------
  End of Period                            $93,009           $4,983        $1,686         $772          $10,012     $1,405
                                        ==================================================================================

--------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                     SAF-9

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A
Statement of Changes in Net Assets
For the Period From February 19 (commencement of operations) to December 31, 1999

-------------------------------------------------------------------------------------------------------------------
                                           Alger       Alger                    Colonial     Colonial     Colonial
                                          Income &     MidCap       Alger       US Growth    Growth &     Small Cap
                                           Growth      Growth     Small Cap     & Income      Income        Value
                                        ---------------------------------------------------------------------------
Increase in Net Assets:

Operations:
  Net Investment Income                     $   11     $  136          $ (2)       $  110       $ 162        $    7
  Net Realized Gain (Loss)                       -        (22)            7            16           -            12
  Net Unrealized Gain (Loss)                   356        223           124            13        (174)          243
                                        ---------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                  367        337           129           139         (12)          262
                                        ---------------------------------------------------------------------------

Capital Share Transactions:
  Transfers of Annuity Fund Deposits         1,225      1,487           659         2,014         750         1,724
                                        ---------------------------------------------------------------------------
  Net Increase in Net Assets from
    Capital Share Transactions               1,225      1,487           659         2,014         750         1,724
                                        ---------------------------------------------------------------------------

Total Increase in Net Assets                 1,592      1,824           788         2,153         738         1,986
                                        ---------------------------------------------------------------------------
Net Assets:
  Beginning of Period                            -          -             -             -           -             -
                                        ---------------------------------------------------------------------------
  End of Period                             $1,592     $1,824          $788        $2,153       $ 738        $1,986
                                        ===========================================================================
-------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                    SAF-10

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A
Statement of Changes in Net Assets
For the Period From February 19 (commencement of operations) to December 31, 1999

---------------------------------------------------------------------------------------------------------------
                                           Colonial      Liberty     Stein Roe      MFS        MFS         MFS
                                          Strategic     All-Star      Global       Total     Growth &     High
                                            Income       Equity      Utilities    Return      Income     Income
                                        -----------------------------------------------------------------------
Increase in Net Assets:

Operations:
  Net Investment Income                      $  183       $   78          $ 23      $ (1)      $    3      $ 27
  Net Realized Gain (Loss)                        7           (1)            1         -            4        (8)
  Net Unrealized Gain (Loss)                   (178)          43            67       (11)          98       (12)
                                        -----------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                    12          120            91       (12)         105         7
                                        -----------------------------------------------------------------------

Capital Share Transactions:
  Transfers of Annuity Fund Deposits          2,621        1,903           684       750        2,406       540
                                        -----------------------------------------------------------------------
  Net Increase in Net Assets from
    Capital Share Transactions                2,621        1,903           684       750        2,406       540
                                        -----------------------------------------------------------------------

Total Increase in Net Assets                  2,633        2,023           775       738        2,511       547
                                        -----------------------------------------------------------------------

Net Assets:
  Beginning of Period                             -            -             -         -            -         -
                                        -----------------------------------------------------------------------
  End of Period                              $2,633       $2,023          $775      $738       $2,511      $547
                                        =======================================================================
---------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                    SAF-11

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A
Statement of Changes in Net Assets
For the Period From February 19 (commencement of operations) to December 31, 1999

----------------------------------------------------------------------------------------------------------------------------
                                                                          Morgan        Morgan        Morgan
                                                            MFS          Stanley       Stanley       Stanley
                                             MFS          Capital         Large         MidCap        Global     Oppenheimer
                                          Research     Opportunities      Value         Value         Equity         Bond
                                        ------------------------------------------------------------------------------------
Increase in Net Assets:

Operations:
  Net Investment Income                       $ (1)             $ (1)       $  8           $  211     $   59          $   (9)
  Net Realized Gain (Loss)                       -                 2           -               16          -              (2)
  Net Unrealized Gain (Loss)                    65                89         (18)              47        (29)            (33)
                                        ------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                   64                90         (10)             274         30             (44)
                                        ------------------------------------------------------------------------------------

Capital Share Transactions:
  Transfers of Annuity Fund Deposits           701               684         749            1,606      1,225           3,401
                                        ------------------------------------------------------------------------------------
  Net Increase in Net Assets from
    Capital Share Transactions                 701               684         749            1,606      1,225           3,401
                                        ------------------------------------------------------------------------------------

Total Increase in Net Assets                   765               774         739            1,880      1,255           3,357
                                        ------------------------------------------------------------------------------------

Net Assets:
  Beginning of Period                            -                 -           -                -          -               -
                                        ------------------------------------------------------------------------------------
  End of Period                               $765              $774        $739           $1,880     $1,255          $3,357
                                        ====================================================================================
----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                    SAF-12

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A
Statement of Changes in Net Assets
For the Period From February 19 (commencement of operations) to December 31, 1999

---------------------------------------------------------------------------------------------------------------------------------
                                           Oppenheimer                    State Street    State Street    Stein Roe
                                             Capital       Oppenheimer      S&P 500           EAFE          Growth      Stein Roe
                                          Appreciation      Small Cap        Index           Index          Stock       Balanced
                                        -----------------------------------------------------------------------------------------
Increase in Net Assets:

Operations:
  Net Investment Income                         $   (3)         $   12         $   256          $   62         $ (1)         $  -
  Net Realized Gain (Loss)                           -              28           1,039             102            1            10
  Net Unrealized Gain (Loss)                       303             776           3,211             721           83           144
                                        -----------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                      300             816           4,506             885           83           154
                                        -----------------------------------------------------------------------------------------

Capital Share Transactions:
  Transfers of Annuity Fund Deposits             1,225           1,655          27,195           4,558          689           643
                                        -----------------------------------------------------------------------------------------
  Net Increase in Net Assets from
    Capital Share Transactions                   1,225           1,655          27,195           4,558          689           643
                                        -----------------------------------------------------------------------------------------

Total Increase in Net Assets                     1,525           2,471          31,701           5,443          772           797
                                        -----------------------------------------------------------------------------------------

Net Assets:
  Beginning of Period                                -               -               -               -            -             -
                                        -----------------------------------------------------------------------------------------
  End of Period                                 $1,525          $2,471         $31,701          $5,443         $772          $797
                                        =========================================================================================
---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                    SAF-13

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A
Statement of Changes in Net Assets
For the Period From February 19 (commencement of operations) to December 31,
1999

--------------------------------------------------------------------------------------------------------------------
                                                        T. Rowe Price     T. Rowe Price    T. Rowe Price
                                                            Equity           MidCap           Personal       Newport
                                                            Income           Growth           Strategy        Tiger
Increase in Net Assets:

Operations:
  Net Investment Income                                        $   76            $   23             $ 22        $(27)
  Net Realized Gain (Loss)                                         16                10                1          65
                                                      --------------------------------------------------------------

  Net Unrealized Gain (Loss)                                      (89)              275              (10)          -
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                                       3               308               13          38
                                                      --------------------------------------------------------------

Capital Share Transactions:
  Transfers of Annuity Fund Deposits                            1,645             1,605              790         (38)
                                                      --------------------------------------------------------------
  Net Increase in Net Assets from
    Capital Share Transactions                                  1,645             1,605              790         (38)
                                                      --------------------------------------------------------------

Total Increase in Net Assets                                    1,648             1,913              803           -
                                                      --------------------------------------------------------------

Net Assets:
  Beginning of Period                                               -                 -                -
                                                      --------------------------------------------------------------
  End of Period                                                $1,648            $1,913             $803        $  -
                                                      ==============================================================
--------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                    SAF-14

Operations

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A

Notes to Financial Statements
December 31, 1999


1.  Organization

Sage Life Assurance of America Variable Account A (the "Account") is a separate investment account of Sage Life Assurance of America, Inc. (the "Company"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The annuity products of the Company are distributed through Sage Distributors, Inc., an affiliated broker/dealer. The Account commenced operations February 19, 1999.

As of December 31, 1999, the Account consisted of thirty-three sub-accounts, each of which invests only in a single corresponding portfolio offered by various fund managers. The Account and each portfolio are administered and accounted for as part of the business of the Company, but the investment income and capital gains and losses of each portfolio are identified with the assets held for that portfolio in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business the Company may conduct.

Substantially all of the funds in the Account at December 31, 1999 were held in respect to contracts purchased by Directors and Officers of the Company and/or their immediate family members.

2.  Valuation of Investments

The market value of the investments in the sub-accounts is based on the net asset values of the fund shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a specific identification basis.

3.  Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires that management make estimates and assumptions that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

4.  Income Taxes

The Company does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account, therefore, no charges for federal income taxes are currently deducted from the Account. If the Company incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

5.  Diversification Requirements

Section 817(h) of the Internal Revenue Code provides that a variable annuity contract, in order to qualify as an annuity, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of the insurance companies). If the diversification requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract. The Treasury Department's regulations prescribe the diversification requirements for variable annuity contracts. The Company believes the underlying mutual fund portfolios have complied with the terms of these regulations.

6.  Contract Charges

The following contract charges are paid to the Company for providing administrative services to the Account:

Administration Charges - Charged $40 annually for the first seven contract periods for all contract owners whose account value is less than $50,000.

Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.40% of the net assets.

                                    SAF-15

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A

Notes to Financial Statements
December 31, 1999

7.  Changes in Units Outstanding

-----------------------------------------------------------------------------------------------------------------------------
                                                              Sage         AIM        AIM          AIM                Alger
                                                            Advisors    Government  Growth &  International    AIM   Income &
                                                           Money Mkt.   Securities   Income       Equity      Value   Growth
                                                         --------------------------------------------------------------------
Units Outstanding Beginning of Period                               -            -         -              -       -         -
Units purchased                                                27,451          105        46            195       -         -
Units transferred between Sub-Accounts                         (2,794)          65        23            432     115       115
Units sold                                                    (24,178)           -         -             (2)      -         -
                                                         --------------------------------------------------------------------
Units Outstanding End of Period                                   479          170        69            625     115       115
                                                         ====================================================================
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                            Alger               Colonial   Colonial  Colonial    Colonial
                                                           Mid-Cap    Alger    US Growth   Growth &  Small Cap  Strategic
                                                           Growth   Small Cap   & Income    Income     Value      Income
                                                         --------------------------------------------------------------------
Units Outstanding Beginning of Period                            -          -          -          -          -          -
Units purchased                                                 82         45        104         47         81        168
Units transferred between Sub-Accounts                          63         21         95         28         80         94
Units sold                                                       -          -         (1)         -          -         (1)
                                                         --------------------------------------------------------------------
Units Outstanding End of Period                                144         66        198         75        161        261
                                                         ====================================================================
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                           Liberty      Stein Roe    MFS       MFS       MFS
                                                           All-Star      Global     Total    Growth &    High         MFS
                                                            Equity      Utilities   Return    Income    Income      Research
                                                         --------------------------------------------------------------------
Units Outstanding Beginning of Period                             -           -        -          -        -         -
Units purchased                                                 104          46       46        126       42        46
Units transferred between Sub-Accounts                           83          23       29        115       12        25
Units sold                                                       (1)          -        -         (1)       -         -
                                                         --------------------------------------------------------------------
Units Outstanding End of Period                                 186          69       75        240       54        70
                                                         ====================================================================
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                Morgan   Morgan
                                                             MFS       Morgan   Stanley  Stanley                Oppenheimer
                                                           Capital     Stanley  MidCap   Global   Oppenheimer     Capital
                                                        Opportunities   Value    Value   Equity       Bond      Appreciation
                                                      ----------------------------------------------------------------------
Units Outstanding Beginning of Period                               -        -        -        -            -              -
Units purchased                                                    45       46       81        -          210              -
Units transferred between Sub-Accounts                             24       29       69      116          131            111
Units sold                                                          -        -        -        -           (1)             -
                                                      ----------------------------------------------------------------------
Units Outstanding End of Period                                    69       75      150      116          340            111
                                                      ======================================================================
----------------------------------------------------------------------------------------------------------------------------

                                    SAF-16

Sage Life Assurance of America, Inc.
The Sage Variable Annuity Account A

Notes to Financial Statements
December 31, 1999

7.  Changes in Units Outstanding (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  State Street   State Street   Stein Roe             T. Rowe Price
                                                     Oppenheimer     S&P 500         EAFE        Growth    Stein Roe     Equity
                                                      Small Cap       Index          Index        Stock    Balanced      Income
                                                   ---------------------------------------------------------------------------------
Units Outstanding Beginning of Period                          -             -              -           -          -              -
Units purchased                                               79         2,350            263          46         45             83
Units transferred between Sub-Accounts                        77           354            168          23         27             77
Units sold                                                     -           (12)            (1)          -          -              -
                                                   --------------------------------------------------------------------------------
Units Outstanding End of Period                              155         2,692            430          69         65            159
                                                   ================================================================================
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                  T. Rowe Price        T. Rowe Price
                                                     MidCap               Personal            Newport
                                                     Growth               Strategy             Tiger
                                                -----------------------------------------------------
Units Outstanding Beginning of Period                       -                    -                  -
Units purchased                                            81                   51                 24
Units transferred between Sub-Accounts                     71                   28                  -
Units sold                                                  -                   (1)               (24)
                                                -----------------------------------------------------
Units Outstanding End of Period                           152                   78                  -
                                                =====================================================
-----------------------------------------------------------------------------------------------------

                                    SAF-17

                                    Part C

                               Other Information

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

     All required financial statements are included in Part A. Financial statements for The Sage Variable Annuity Account A (the "Variable Account") are included in Part B.

(b)  Exhibits

     (1)(a) Resolutions of the Board of Directors of Sage Life Assurance of America, Inc. establishing The Sage Variable Annuity Account A./1/

     (2)            Not Applicable.

     (3)            Form of Distribution Agreement with Sage Distributors, Inc.
                    and Form of Selling Agreement./2/

     (4)(a)(i)(B)   Amended Form of Individual Contract./3/

           (i)(C)   Second Amended Form of Individual Contract./14/

          (ii)(B)   Amended Form of Individual Contract with Interest Account.
                    /3/

          (ii)(C) Second Amended Form of Individual Contract with Interest Account./14/

         (iii)(B)   Amended Form of Group Contract./4/

         (iii)(C)   Second Amended Form of Group Contract./14/

          (iv)(B)   Amended Form of Group Certificate./4/

          (iv)(C)   Second Amended Form of Group Contract./14/

        (b)(i)(B)   Amended Form of Individual IRA Rider./4/

          (ii)(B)   Amended Form of Group IRA Rider./4/

         (iii)(B)   Amended Form of Individual SIMPLE IRA Rider./4/

          (iv)(B)   Amended Form of Group SIMPLE IRA Rider./4/

           (v)(A)   Form of Individual Roth IRA Rider./5/

          (vi)(A)   Form of Group Roth IRA Rider./5/

          (vii)(A)  Form of Individual Enhanced Death Benefit Rider./16/

          (vii)(B)  Form of Group Enhanced Benefit Rider./16/

          (viii)(A) Form of Individual Guaranteed Minimum Income Benefit Rider./16/

          (viii)(B) Form of Group Guaranteed Minimum Income Benefit Rider./16/

     (5) (i)        Form of Individual Contract Application./6/

         (ii)(B)    Amended Form of Group Certificate Application/6/

    (6)(a)          Articles of Incorporation of the Company./7/

       (b)          By-Laws of the Company./7/

     (7)            Not Applicable.

     (8)(a)(i) Form of Participation Agreement with AIM Variable Insurance Funds/8/

           (ii)     Form of Participation Agreement with The Alger American
                    Fund./8/

           (iii) Form of Participation Agreement with Liberty Variable Investment Trust./9/

           (iv) Form of Participation Agreement with MFS(R) Variable Insurance Trust./8/

           (v) Form of Participation Agreement with Morgan Stanley The Universal Institutional Funds, Inc./9/

           (vi) Form of Participation Agreement with Oppenheimer Variable Account Funds./9/

           (vii) Form of Participation Agreement with Sage Life Investment Trust./8/

           (viii) Form of Participation Agreement with SteinRoe Variable Investment Trust./9/

           (ix) Form of Participation Agreement with T. Rowe Price Equity Series, Inc./9/

        (b) Form of Services Agreement with Financial Administration Services, Inc./9/

     (9) (i)        Opinion and Consent of James F. Bronsdon.*

         (ii)       Consent of Sutherland Asbill & Brennan LLP.*

     (10)           Consent of Ernst & Young LLP.*

     (11)           Not Applicable.

     (12)           Not Applicable.

     (13)           Not Applicable.

     (14)(a)        Power of Attorney for Paul C. Meyer./10/

     (14)(b)        Power of Attorney for Ronald S. Scowby./11/

     (14)(c)        Power of Attorney for Richard D. Starr./11/

     (14)(d)        Power of Attorney for H. Louis Shill./12/

     (14)(e)        Power of Attorney for Mitchell R. Katcher./12/

     (14)(f)        Power of Attorney for Robin I. Marsden./13/

     (14)(g) Power of Attorney for Paul C. Meyer, Ronald S. Scowby, Meyer Feldberg, Richard D. Starr and H. Louis Shill./15/

 *  To be Filed.

/1/ This exhibit was previously filed in Exhibit No. 1 to the Registration Statement on Form N-4 dated December 24, 1997 (File No. 333-43329), and is incorporated herein by reference.

/2/ This exhibit was previously filed in Exhibit No. 3 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43329) dated December 31, 1998, and is incorporated herein by reference.

/3/ This exhibit was previously filed in Exhibit No. 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-44751) dated January 12, 1999, and is incorporated herein by reference.

/4/ This exhibit was previously filed in Exhibit No. 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43329) dated December 31, 1998, and is incorporated herein by reference.

/5/ This exhibit was previously filed in Exhibit No. 4 to the Registration Statement on Form N-4 (File No. 333-43329) dated December 24, 1997, and is incorporated herein by reference.

/6/ This exhibit was previously filed in Exhibit No. 5 to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4 (File No. 333-44751) dated January 12, 1999, and is incorporated herein by reference.

/7/ This exhibit was previously filed in Exhibit No. 6 to the Registration Statement filed on Form N-4 (File No. 333-43329) dated December 24, 1997, and is incorporated herein by reference.

/8/ This exhibit was previously filed in Exhibit No. 8 to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4 (File No. 333-43329) dated December 31, 1998, and is incorporated herein by reference.

/9/ This exhibit was previously filed in Exhibit No. 8 to Pre-Effective Amendment No. 2 to the Registration Statement filed on Form N-4 (File No. 333-43329) dated January 28, 1999, and is incorporated herein by reference.

/10/ This exhibit was previously filed in Exhibit No. 14 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-44751) dated January 12, 1999, and is incorporated herein by reference.

/11/ This exhibit was previously filed in Exhibit No. 14 to Pre-Effective Amendment No. 2 to the Registration Statement filed on Form N-4 (File No. 333-43329) dated January 28, 1999, and is incorporated herein by reference.

/12/ This exhibit was previously filed in Exhibit No. 14 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-44751) dated February 10, 1999, and is incorporated herein by reference.

/13/ This exhibit was previously filed in Exhibit No. 14 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43329) dated February 26, 1999, and is incorporated herein by reference.

/14/ This exhibit was previously filed in Exhibit No. 4 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-43329) dated February 29, 2000, and is incorporated herein by reference.

/15/ This exhibit was previously filed in Exhibit No. 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-43329) dated February 29, 2000, and is incorporated herein by reference.

/16/ This exhibit was previously filed in Exhibit No. 4 to the Registration Statement on Form N-4 (File No. 333-43329) dated June 27, 2000, and is incorporated herein by reference.

Item 25.  Directors and Officers of the Depositor

     Incorporated herein by reference to the section titled "Directors and Executive Officers" of the Prospectus filed as Part A of this Registration Statement.

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

     The registrant is a segregated asset account of the Company and therefore is owned and controlled by the Company. The Company is a stock life insurance company of which all the voting securities are owned by Sage Life Holdings of America, Inc., a Delaware corporation, ("Sage Life Holdings"), all of the voting securities of which are owned by Sage Insurance Group Inc., a Delaware corporation. (The Company in turn owns all of the voting securities of Sage Life Assurance Company of New York, a New York domiciled company which is pursuing a license to conduct insurance business in that state.) In addition to Sage Life Holdings, Sage Insurance Group also owns all of the voting securities of Sage Distributors, Inc. (a broker-dealer), Sage Advisors, Inc. (a registered investment adviser), and Finplan Holdings, Inc. (a financing company), all of which are Delaware corporations, and Sage Re (Bermuda) Ltd. (an insurer), a Bermudian corporation. All the voting securities of Sage Insurance Group Inc. are owned by Sage Insurance Holdings, Inc, a Delaware corporation. Sage Insurance Holdings, Inc. is a wholly owned subsidiary of Sage Holdings (USA), Inc., a Delaware corporation. (Sage Holdings (USA), Inc. also owns all of the voting securities of Sage Properties (USA), Inc., a Virginia corporation whose principal assets are real estate.) Sage Holdings (USA), Inc. is a wholly owned subsidiary of Sage Life Holdings Limited, a South African corporation. The nature of the business of the companies listed above is insurance and financial services. Sage Life Holdings is 100% owned by Sage Group Limited, a South African corporation that is the ultimate holding company. Sage Group Limited is a controlling company operating in life insurance, mutual funds and investment management. Various companies and other entities controlled by Sage Group Limited may be considered to be under common control with the registrant or the Company. Such other companies and entities and the nature of their businesses are set forth below. These companies are incorporated in South Africa and are wholly owned subsidiaries unless otherwise noted.

     Sage Life Holdings was formed pursuant to a letter of intent between Sage Group Limited and Swiss Re Life and Health America, Inc. ("Swiss Re"). Swiss Re's ultimate parent company is Swiss Reinsurance Company, Switzerland, one of the world's largest life and health reinsurance groups. Under the letter of intent, Swiss Re made an equity investment into Sage Life Holdings. The arrangements contemplated by the letter of intent may be subject to regulatory approval.

            Direct and Indirect Subsidiaries of Sage Group Limited
            ------------------------------------------------------

COMPANY NAME                                                PRINCIPAL BUSINESS
Bentley Office Park (Pty) Ltd                               Property development & investment
Blackreef Properties (Pty) Ltd                              Property holding
Consumer Classics (Pty) Ltd                                 Manufacturing & distribution
Edenston Properties (Pty) Ltd                               Property development
Educational Information Services (Pty) Ltd                  Publishing
Ensiklopedie Afrikana (Edms) Beperk                         Publishing
Estromin Properties & Investments (Pty) Ltd                 Property investment
Everest Construction (Pty) Ltd                              Construction
FPS (South Vaal) Investments (Pty) Ltd                      Property investment
FPS (Vaal) Investments (Pty) Ltd                            Investment holding
FPS Investment Holdings Ltd                                 Investment holding
FPS Investments (Pty) Ltd                                   Investment holding
FPS Ltd                                                     Investment consultants
Fraser Street Registrars (Pty) Ltd                          Transfer secretaries
Hatfield Primary Square (Pty) Ltd.                          Property investment
Hatfield Properties (Block A) (Pty) Ltd                     Property investment
Hatfield Properties (Block B) (Pty) Ltd                     Property investment
Hatfield Properties (Block C) (Pty) Ltd                     Property investment
Hatfield Properties (Block D) (Pty) Ltd                     Property investment
Highrise Home Investments (Pty) Ltd                         Property investment
Home Mortgage Investments (Pty) Ltd (50% owner)             Financing
J van Streepen (Kempton Park) (Pty) Ltd (51% owner)         Property development
Kemparkto (Pty) Ltd                                         Property investment & development
Lakeview Management Properties (Pty) Ltd (75% owner)        Property management
Marlands Flats (Pty) Ltd                                    Property holding
Meumann & Heyneke (Pty) Ltd                                 Retail merchants
Nedrep Investments Ltd                                      Investment holding
New Smal Construction Co. (Pty) Ltd                         Construction
Palmiet Townships (Pty) Ltd                                 Property development
R/E 105 Rosebank (Pty) Ltd                                  Investment holding
Residential Mortgage Investments (Pty) Ltd                  Financing
S A Cultural Holdings (Pty) Ltd                             Investment
S A Kultuur Beleggings (Edms) Beperk                        Investment
S.B. Plant Hire (Pty) Ltd                                   Plant hire
SACI Finance (Pty) Ltd                                      Finance company
Sage Structured Options (Eight) (Pty) Ltd                   Investment holding
Sage Structured Options (Five) (Pty) Ltd                    Investment holding

COMPANY NAME                                                PRINCIPAL BUSINESS
Sage Structured Options (Four) (Pty) Ltd                    Investment holding
Sage Structured Options (Nine) (Pty) Ltd                    Investment holding
Sage Structured Options (One) (Pty) Ltd                     Investment holding
Sage Structured Options (Seven) (Pty) Ltd                   Investment holding
Sage Structured Options (Six) (Pty) Ltd                     Investment holding
Sage Structured Options (Three) (Pty) Ltd                   Investment holding
Sage Structured Options (Two) (Pty) Ltd                     Investment holding
Sage Centre (Pty) Ltd                                       Investment holding
Sage Corporate Services (Pty) Ltd                           Investment holding
Sage Family Benefits (Pty) Ltd                              Insurance consultants
Sage Holdings Ltd                                           Financial, investment & management
Sage Investment Trust Ltd                                   Insurance & investment
Sage Land Finance (Pty) Ltd                                 Financiers
Sage Land Holdings (Pty) Ltd                                Investment holding
Sage Library Gardens Ltd                                    Investment holding
Sage Life Holdings Ltd                                      Investment holding
Sage Life Ltd                                               Life insurance
Sage Management Services (Pty) Ltd                          Management
Sage Parking (Pty) Ltd                                      Own & operate parking garages
Sage Personal Investment Marketing (Pty) Ltd                Investment consultants
Sage Properties (549 Sandown) (Pty) Ltd                     Property holding
Sage Properties (Menlyn) (Pty) Ltd                          Property investment
Sage Properties (Rivonia Four) (Pty) Ltd                    Property holding
Sage Properties (Sunnyside) (Pty) Ltd                       Property holding
Sage Properties Ltd                                         Investment holding
Sage Property Holdings Ltd                                  Property holding
Sage Property Management Services (Pty) Ltd                 Property management
Sage Property Trust Managers, Ltd. (77.2% owner)            Management of unit trusts
Sage Schachat Developments (Pty) Ltd                        Builders
Sage Schachat Ltd                                           Investment holding
Sage Selections (Pty) Ltd                                   Investment
Sage Specialized Insurances Ltd                             Short term insurance
Sage Strategic Investments (Pty) Ltd                        Investment holding
Sage Trustees (Pty) Ltd                                     Trustees
Sage Unit Trusts Ltd                                        Management of unit trusts
Sagemed (Pty) Ltd                                           Health & medical insurance
SAK Holdings (Pty) Ltd                                      Investment holding
Sandhurst Properties (Block A) (Pty) Ltd                    Property investment & management
Sandhurst Properties (Block C) (Pty) Ltd                    Property investment & management
Sandhurst Properties (Block D) (Pty) Ltd                    Property investment & management
Sandhurst Properties (Block E) (Pty) Ltd                    Property investment & management
Sandhurst Properties (Block F) (Pty) Ltd                    Property investment & management
Sandhurst Properties (Block G) (Pty) Ltd                    Property investment & management
Sandown Development Holdings (Pty) Ltd                      Property holding
Sandown Developments (Pty) Ltd                              Property development
Schachat Ciskei (Pty) Ltd                                   Property development
Schachat Construction (Pty) Ltd                             Construction
Schachat Cullum (Pty) Ltd                                   Property development & management
Schachat Finance Company (Pty) Ltd                          Financiers

COMPANY NAME                                                PRINCIPAL BUSINESS
Schachat Land Resources (Pty) Ltd                           Investment holding
Schachat Natal (Pty) Ltd                                    Farming & other
Schalab Townships (Pty) Ltd (51% owner)                     Property development
Sectional Title (Pty) Ltd                                   Property development
SLR Land Development (Pty) Ltd                              Building contractors
SMH Land Development (Pty) Ltd                              Property investment
SPTM Holdings (Pty) Ltd                                     Investment holding
SSI Securities (Pty) Ltd                                    Financiers
Stonehouse Investments (Pty) Ltd                            Property investment
Sunnyside Erf 26 (Block D) (Pty) Ltd                        Property investment & management
Table Classics (Pty) Ltd                                    Deal in tableware products
The Gold Jewelry Corporation (Pty) Ltd                      Manufacture & sale of coins & jewelry
Townhomes (Pty) Ltd                                         Building contractors
Von Brandis Square Development Co. (Pty) Ltd                Property development
Wereldspekium (Edms) Beperk                                 Distributors & publishers of books
Witch Construction Company (Pty) Ltd                        Property investment & development
Witch Construction Company (Transvaal) (Pty) Ltd            Property investment &development
Sage International B.V. (Netherlands corporation)           Holding
Sage International Assets Ltd (BVI corporation)             Holding
Sage Management Services (USA), Inc.
 (New York corporation)                                     Management services

Item 27.  Number of Contract Owners

     As of April 17, 2000 the Registrant had no Contract Owners.

Item 28.  Indemnification

     Sage Life's Articles of Incorporation provide that a director of the Company shall not be personally liable to the Company or its stockholders for monetary damages for breach of fiduciary duty as a director, except that (i) for any breach of the director's duty of loyalty to the Company or its stockholders,
(ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any personal benefit. Notwithstanding the foregoing, the Articles provide that if the Delaware General Corporation Law is amended to authorize further limitations of the liability of a director or a corporation, then a director of the Company, in addition to circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as amended.

     Sage Life's Bylaws provide that the Company shall indemnify its officers, directors, employees and agents to the extent permitted by the General Corporation Law of Delaware.

     Further, Section 145 of Delaware General Corporation Law provides that a corporation shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had a reasonable cause to believe that his conduct was not unlawful.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) Sage Distributors, Inc. ("Sage Distributors") is the registrant's principal underwriter.

     (b) Officers and Directors of Sage Distributors

     The principal business address of all of the persons listed above is 300 Atlantic Street, Stamford, CT 06901.

Name and Principal Business Address           Positions and Offices With Sage Distributors
-----------------------------------           --------------------------------------------

Robin I. Marsden                              Director

Mitchell R. Katcher                           Director

James F. Bronsdon                             President, Chief Executive Officer, Chief Legal
Officer

James F. Renz                                 Chief Financial Officer, Treasurer,
Assistant Secretary

Lincoln B. Yersin                             Senior Vice President, National Sales Manager

Item 30.  Location of Books and Records

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained at our Customer Service Center.

Item 31.  Management Services

     All management contracts are discussed in Part A or Part B of this registration statement.

Item 32.  Undertakings and Representations

          (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

          (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a Statement of Additional Information.

     Additional Information.

          (c) The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

          (d) The Company represents that the fees and charges under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  Signatures


     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the registrant has caused this Registration Statement to be signed on its behalf, in the City of Stamford, in the State of Connecticut, on this 23rd day of June, 2000.

                                   The Sage Variable Annuity Account A
                                   (Registrant)

                                   By:  Sage Life Assurance of America, Inc.


Attest:

/s/ James F. Bronsdon              By: /s/ Robin I. Marsden
---------------------------           ------------------------------
James F. Bronsdon                  Robin I. Marsden
                                   Director, President, Chief Executive
                                   Officer


                                   By:  Sage Life Assurance of America, Inc.
                                   (Depositor)


Attest:

 /s/ James F. Bronsdon             By: /s/ Robin I. Marsden
----------------------                 -----------------------------
James F. Bronsdon                  Robin I. Marsden
                                   Director, President, Chief Executive
                                   Officer

     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


     Signature                           Title                        Date
     ---------                           -----                        ----


     /s/ Ronald S. Scowby*             Chairman                   June 23, 2000
     ---------------------
     Ronald S. Scowby


     /s/ H. Louis Shill*               Director                   June 23, 2000
     -----------------------
     H. Louis Shill


      /s/ Paul C. Meyer*               Director                   June 23, 2000
     -----------------------
     Paul C. Meyer


     /s/ Richard D. Starr*             Director                   June 23, 2000
     -----------------------
     Richard D. Starr


     /s/ Mitchell R. Katcher           Director,                  June 23, 2000
     ------------------------          Senior Executive Vice
     Mitchell R. Katcher               President, Chief Financial
                                       Officer, Chief Actuary


     /s/ Meyer Feldberg*               Director                   June 23, 2000
     -------------------
     Meyer Feldberg

     /s/ John A. Benning               Director                   June 23, 2000
     ------------------------
     John A. Benning

*By: /s/  Mitchell R. Katcher
     ------------------------
     Mitchell R. Katcher

As Attorney-In-Fact pursuant to a Power of Attorney dated below.




Director                          Date
--------                          ----

Meyer Feldberg                    February 28, 2000
Ronald S. Scowby                  February 24, 2000
H. Louis Shill                    February 25, 2000
Paul C. Meyer                     February 23, 2000
Richard D. Starr                  February 25, 2000